18. FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments Tables Abstract
Fair value and book value of financial instruments
	As of December 31, 2018
			At amortized cost		At fair value
			Carrying	Informational fair
			amount	value
Classification	Group	Type	ThCh$	ThCh$	ThCh$
Financial assets	Cash and cash equivalents	Balances in Banks	32,984,904	32,984,904	—
		Mutual funds	4,501,433	4,501,433	—
	Trade receivables and other accounts receivable	Current	190,675,390	190,675,390	—
		Non-current	693,696	693,696	—
Other financial assets	Accounts receivable from related entities	Current	2,581,328	2,581,328	—
	Financial assets available for sale	Current shares	—	—	2,532,635
	Financial assets at fair value with change in income	Current derivatives	—	—	169,768
	Hedge assets	Current derivatives	—	—	5,572,951
		Non-current derivatives	—	—	25,741,638
Financial liabilities	Bank loans	Current	109,718,013	109,836,614	—
		Non-current	28,337,933	28,395,199	—
	Obligations with the public	Current	10,651,813	10,617,014	—
		Non-current	147,017,554	152,962,111	—
	Finance lease	Current	80,420	101,633	—
		Non-current	393,106	413,643	—
	Financial liabilities at fair value with change in income	Current derivatives	—	—	948,145
	Hedge liabilities	Current derivatives	—	—	7,823,630
		Non-current derivatives	—	—	15,461,024
Other financial liabilities	Trade and other payable	Current trading creditors	77,866,660	77,866,660	—
		Other current accounts payable	46,466,821	46,466,821	—
	Accounts payable to related entities	Current	5,777,642	5,777,642	—
		Non-current	300,937	300,937	—

	As of December 31, 2017
			At amortized cost		At fair value
			Carrying	Informational fair
			amount	value
Classification	Group	Type	ThCh$	ThCh$	ThCh$
Financial assets	Cash and cash equivalents	Balances in Banks	21,158,613	21,158,613	—
		Short-term deposits	10,003,733	10,003,733	—
	Trade receivables and other accounts receivable	Current	187,422,436	187,422,436	—
		Non-current	742,414	742,414	—
Other financial assets	Accounts receivable from related entities	Current	11,379,684	11,379,684	—
	Financial assets available for sale	Current shares	—	—	2,425,216
	Financial assets at fair value with change in income	Current derivatives	—	—	7,656
	Hedge assets	Current derivatives	—	—	7,832,335
		Non-current derivatives	—	—	25,591,638
Financial liabilities	Bank loans	Current	113,957,750	114,136,596	—
		Non-current	25,959,595	26,086,278	—
	Obligations with the public	Current	23,144,728	23,622,746	—
		Non-current	98,259,850	93,975,665	—
	Finance lease	Current	37,037	—	—
		Non-current	460,338	—	—
	Financial liabilities at fair value with change in income	Current derivatives	—	—	55,759
	Hedge liabilities	Current derivatives	—	—	3,257,209
		Non-current derivatives	—	—	3,130,342
Other financial liabilities	Trade and other payable	Current trading creditors	76,352,397	76,352,397	—
		Other current accounts payable	44,401,385	44,401,385	—
	Accounts payable to related entities	Current	7,361,779	7,361,779	—
		Non-current	292,555	292,555	—

Summary of financial derivatives qualified as hedge instruments
		As of December 31, 2018				As of December 31, 2017
Assets and liabilities		Asset		Liability		Asset		Liability
for hedging		Current	Non-current	Current	Non-current	Current	Non-current	Current	Non-current
derivative instruments	Instrument	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Exchange rate hedges:		5,572,951	25,741,638	7,823,630	15,461,024	7,832,335	25,591,638	3,257,209	3,130,342
Cash flows hedges	Swap	3,227,848	15,066,111	1,843,804	9,577,264	2,217,902	7,719,608	797,783	2,928,173
Net investment hedges	Swap	55,695	—	—	837,460	—	3,768,816	2,347,813	—
Fair value hedges	Forward	222,382	—	1,398,590	—	1,726,743	—	69,404	—
Cash flow hedges	Forward	1,910,901	10,675,527	1,430,437	4,351,070	2,951,253	14,103,214	25,240	202,169
Net investment hedges	Forward	156,125	—	3,150,799	695,230	936,437	—	16,969	—
Total		5,572,951	25,741,638	7,823,630	15,461,024	7,832,335	25,591,638	3,257,209	3,130,342

Derivative instruments with changes in fair value through income
		As of December 31, 2018				As of December 31, 2017
Assets and liabilities for derivative		Asset		Liability		Asset		Liability
instruments at fair value with change in		Current	Non-current	Current	Non-current	Current	Non-current	Current	Non-current
Instrument income	Instrument	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Non-hedge derivative instruments		169,768	—	948,145	—	7,656	—	55,759	—
Derivative instruments	Forward	169,768	—	948,145	—	7,656	—	55,759	—
Total		169,768	—	948,145	—	7,656	—	55,759	—

Financial derivatives breakdown by maturity on contractual values
	As of December 31, 2018
	Fair value				Contractual values
			Year 2019	Year 2020	Year 2021	Subsequent	Total
Detail per maturity	Instrument	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Exchange rate hedges		8,029,935	261,501,681	77,090,530	83,398,097	234,134,625	656,124,933
Cash flow hedges	Swap	6,872,891	26,060,139	12,719,285	10,692,449	87,696,085	137,167,958
Net investment hedge	Swap	(781,765)	12,871,167	—	—	7,237,121	20,108,288
Fair value hedge	Forward	(1,176,208)	76,596,806	—	—	—	76,596,806
Cash flow hedges	Forward	6,804,921	43,799,849	58,149,745	72,705,648	139,201,419	313,856,661
Net investment hedge	Forward	(3,689,904)	102,173,720	6,221,500	—	—	108,395,220
Non-hedge derivatives		(778,377)	8,522,980	—	—	—	8,522,980
Non-hedge derivatives		(778,377)	8,522,980	—	—	—	8,522,980
Total		7,251,558	270,024,661	77,090,530	83,398,097	234,134,625	664,647,913

		As of December 31, 2017

		Fair value			Contractual values
			Year 2018	Year 2019	Year 2020	Subsequent	Total
Detail per maturity	Instrument	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Exchange rate hedges		27,036,422	198,583,592	91,959,668	50,800,120	140,075,730	481,419,110
Cash flow hedges	Swap	6,211,554	21,235,992	22,485,899	10,300,122	38,086,768	92,108,781
Net investment hedge	Swap	1,421,003	5,094,576	11,388,733	—	6,403,588	22,886,897
Fair value hedge	Forward	1,657,339	75,145,307	—	—	—	75,145,307
Cash flow hedges	Forward	16,827,058	63,138,503	58,085,036	40,499,998	95,585,374	257,308,911
Net investment hedge	Forward	919,468	33,969,214	—	—	—	33,969,214
Non-hedge derivatives		(48,103)	3,545,025	—	—	—	3,545,025
Non-hedge derivatives		(48,103)	3,545,025	—	—	—	3,545,025
Total		26,988,319	202,128,617	91,959,668	50,800,120	140,075,730	484,964,135

Cash flow transfer
	Changes between January 1, 2018 and			Changes between January 1, 2017 and
	December 31, 2018			December 31, 2017
Cash Flow hedges	Forward in ThCh$	Swap in ThCh$	Total in ThCh$	Forward in ThCh$	Swap in ThCh$	Total in ThCh$
Opening balance	16,827,057	6,211,555	23,038,612	10,554,584	6,423,338	16,977,922
Goodwill/negative goodwill of existing contracts, opening balance	(4,348,568)	1,707,796	(2,640,772)	3,220,636	590,047	3,810,683
Valuation of new contracts	(4,522,392)	(1,420,119)	(5,942,511)	7,667,925	67,820	7,735,745
Transfer to profit or loss during the period	(1,151,177)	373,659	(777,518)	(4,616,088)	(869,650)	(5,485,738)
Closing balance	6,804,920	6,872,891	13,677,811	16,827,057	6,211,555	23,038,612

Fair value of financial instruments
As of December 31, 2018
		Level 1	Level 2	Level 3
Financial instruments measured at fair value	ThCh$	ThCh$	ThCh$	ThCh$
Financial assets
Fair value hedge derivatives	222,382	—	222,382	—
Cash flow hedge derivatives	30,880,387	—	30,880,387	—
Net investment hedge derivatives	211,820	—	211,820	—
Derivatives not designated as hedge accounting	169,768	—	169,768	—
Financial assets available for sale	2,532,635	2,303,085	—	229,550
Total financial assets	34,016,992	2,303,085	31,484,357	229,550
Financial liabilities
Fair value hedge derivatives	1,398,590	—	1,398,590	—
Cash flow hedge derivatives	17,202,575	—	17,202,575	—
Net investment hedge derivatives	4,683,489	—	4,683,489	—
Derivatives not designated as hedge accounting	948,145	—	948,145	—
Total financial liabilities	24,232,799	—	24,232,799	—

As of December 31, 2017
		Level 1	Level 2	Level 3
Financial instruments measured at fair value	ThCh$	ThCh$	ThCh$	ThCh$
Financial assets
Fair value hedge derivatives	1,726,743	—	1,726,743	—
Cash flow hedge derivatives	26,991,977	—	26,991,977	—
Net investment hedge derivatives	4,705,253	—	4,705,254	—
Derivatives not designated as hedge accounting	7,656	—	7,656	—
Financial assets available for sale	2,425,216	2,195,667	—	229,549
Total financial assets	35,856,845	2,195,667	33,431,630	229,549
Financial liabilities	—	—	—	—
Fair value hedge derivatives	69,404	—	69,404	—
Cash flow hedge derivatives	3,953,365	—	3,953,365	—
Net investment hedge derivatives	2,364,782	—	2,364,782	—
Derivatives not designated as hedge accounting	55,759	—	55,759	—
Total financial liabilities	6,443,310	—	6,443,310	—